Trade and other receivables (Details) - CAD ($)	Aug. 31, 2020	Aug. 31, 2019
Trade and other receivables
Trade receivables	$ 0	$ 73,597
Sales taxes receivable	72,249	28,187
Other receivable	6,778
Total trade and other current receivables	$ 79,027	$ 101,784